UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, May 15, 2008
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total(x$1,000):  $127,955
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     2679    61275 SH       Sole                    58760              2515
Anheuser-Busch                 COM              035229103     3150    66385 SH       Sole                    64105              2280
Avon                           COM              054303102     2958    74810 SH       Sole                    71860              2950
Bank of America                COM              060505104     2044    53924 SH       Sole                    52064              1860
Black & Decker                 COM              091797100     2323    35150 SH       Sole                    33900              1250
Boeing Company                 COM              097023105     3028    40717 SH       Sole                    38982              1735
Burlington North SF            COM              12189T104     2716    29450 SH       Sole                    28485               965
Campbell Soup Co               COM              134429109     2302    67805 SH       Sole                    65690              2115
Caterpillar, Inc               COM              149123101     2765    35315 SH       Sole                    34280              1035
Chevron                        COM              166764100     3975    46570 SH       Sole                    44920              1650
Cisco Systems                  COM              17275R102     2949   122425 SH       Sole                   118580              3845
Citigroup Inc                  COM              172967101     2186   102047 SH       Sole                    98464              3583
Coca-Cola                      COM              191216100     2284    37520 SH       Sole                    35975              1545
Disney, (Walt) Co              COM              254687106     2997    95515 SH       Sole                    92065              3450
DuPont deNemours               COM              263534109     2224    47560 SH       Sole                    45610              1950
Ebay Inc                       COM              278642103      974    32635 SH       Sole                    31785               850
Exxon Mobil Corp               COM              30231G102     4427    52346 SH       Sole                    50286              2060
FedEx Corp                     COM              31428X106     2552    27540 SH       Sole                    26660               880
Garmin Ltd.                    COM              g37260109     2038    37743 SH       Sole                    36558              1185
General Electric               COM              369604103     4476   120929 SH       Sole                   115410              5519
Goodyear Tire                  COM              382550101     2444    94715 SH       Sole                    91795              2920
Home Depot                     COM              437076102     2376    84962 SH       Sole                    81817              3145
Int'l Business Mach            COM              459200101     3515    30529 SH       Sole                    29464              1065
Intel Corp                     COM              458140100     2546   120228 SH       Sole                   115293              4935
J.B. Hunt                      COM              445658107      735    23397 SH       Sole                    23397
JP Morgan Chase                COM              46625H100     3257    75835 SH       Sole                    72730              3105
Johnson & Johnson              COM              478160104     3479    53630 SH       Sole                    51460              2170
Lowe's                         COM              548661107     2653   115644 SH       Sole                   112189              3455
McDonalds Corp                 COM              580135101     4147    74352 SH       Sole                    71647              2705
Microsoft                      COM              594918104     2438    85922 SH       Sole                    83122              2800
Morgan Stanley                 COM              617446448     1980    43320 SH       Sole                    41845              1475
Nokia ADR                      COM              654902204     3660   114985 SH       Sole                   111045              3940
Novartis AG ADR                COM              66987V109     1644    32085 SH       Sole                    30405              1680
Oracle Systems                 COM              68389X105     2851   145753 SH       Sole                   139753              6000
Pfizer Inc                     COM              717081103     1905    90996 SH       Sole                    87871              3125
Procter & Gamble               COM              742718109     3604    51429 SH       Sole                    49514              1915
Royal Dutch Shl ADR            COM              780259206     2292    33225 SH       Sole                    32645               580
Royal Phil Elec ADR            COM              500472303     3591    93669 SH       Sole                    90192              3477
SAP AG ADR                     COM              803054204     1665    33580 SH       Sole                    32730               850
Spirit Aerosystems             COM              848574109     1566    70620 SH       Sole                    68500              2120
Stryker Corp                   COM              863667101     2653    40785 SH       Sole                    39135              1650
Time Warner Inc                COM              887317105     1331    94945 SH       Sole                    91035              3910
Toyota Motor                   COM              892331307     2212    21920 SH       Sole                    21110               810
Tyson Foods Cl A               COM              902494103      512    32079 SH       Sole                    31429               650
Unilever ADR                   COM              904784709     1997    59215 SH       Sole                    57305              1910
United Technologies            COM              913017109     4385    63713 SH       Sole                    61433              2280
Wal-Mart Stores                COM              931142103     5123    97240 SH       Sole                    94045              3195
Zimmer Inc.                    COM              98956p102     2347    30150 SH       Sole                    29285               865